Document and Entity Information	12 Months Ended
Dec. 26, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 21, 2012
Registrant Name	Aspiriant Global Equity Trust
Central Index Key	0001534881
Amendment Flag	false
Document Creation Date	Dec 21, 2012
Document Effective Date	Dec 21, 2012
Prospectus Date	Dec 26, 2012

Aspiriant Risk-Managed Global Equity Fund
FUND SUMMARY
Investment Objective
The Aspiriant Risk-Managed Global Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Aspiriant Risk-Managed Global Equity Fund	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Aspiriant Risk-Managed Global Equity Fund		Advisor Shares	Institutional Shares
Management Fees		1.34%	1.34%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.42%	0.67%
Acquired Fund Fees and Expenses	[1]	0.23%	0.23%
Total Annual Fund Operating Expenses		1.99%	2.49%
[1]	Based on estimated expenses of the Fund for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aspiriant Risk-Managed Global Equity Fund (USD $)	1 Year	3 Years
Advisor Shares	202	624
Institutional Shares	252	776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund also will invest in securities that provide exposure to equity securities (i.e., rights, warrants, futures contracts, swaps, and equity options). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets with greater emphasis on small capitalization and value companies. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S., or (iii) doing a substantial amount of business outside the U.S., which the Fund considers as a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).

In pursuing its investment objective, the Fund seeks to reduce the volatility of its net asset value relative to the MSCI ACWI All Cap Index (the “Index”), protect the value of its assets against periods of severe market stress (often referred to as “tail risk”), and increase its return through systematic strategies. The use of systematic strategies refers to the use of a consistent process based on Models and Data (described below) to invest in securities that have factors expected to outperform the market (e.g., an emphasis on smaller value companies than the general market). The Fund may pursue these goals by employing an options overlay strategy, whereby it writes (sells) call options on a portion of its stock holdings in an effort to enhance returns with premiums received in connection with its option writing activities. The Fund may use this premium income to purchase index put options on equity securities and/or equity indexes that make up the Index. These options will be below the current value of the security or index to reduce the Fund’s exposure to market risk and volatility. The extent of option activity will depend on market conditions and the adviser’s assessment of options positions on the Fund’s stock holdings.

The Fund may also engage in “tail risk” hedging using financial derivatives (including options, swaps, options on swaps, both short and/or long positions) that are expected to increase in value during periods of severe market stress (“tail events”). The Fund seeks to fully hedge the equity portion of the Fund’s investments using derivatives, as noted above, by targeting the range of securities represented in the Index. The ability to fully hedge may depend on the (i) the amount of assets in the Fund, (ii) the commercially available terms of the derivative instruments, (iii) general market conditions, and (iv) estimates of the fees and expenses of the Fund, as determined by the Fund in its sole discretion. To effectuate its strategy, the Fund will invest a portion of its assets in an unregistered investment company that is designed as a risk management product.

In addition, the Fund may invest in other derivative instruments to seek return, hedge against fluctuations in securities prices, interest rates or currency exchange rates, as a substitute for the purchase or sale of securities or currencies, or for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. In particular, the Fund may create long (short) positions in currencies that either offer a higher (lower) yield or that are expected to appreciate (depreciate) relative to other currencies. Permitted derivatives include the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; put and call spreads; equity collars, equity swap agreements, and equity index swap agreements. The Fund’s use of swaps, futures contracts, forward contracts and certain other derivative instruments will have the economic effect of financial leverage. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). The Fund’s investment in derivatives will be no more than 20% of its assets and as otherwise may be limited by applicable law.

Given the complexity of the investments and strategies of the Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to (i) construct sets of transactions and investments by helping to determine the expected returns of securities, (ii) provide risk management insights, and (iii) assist in hedging the Fund’s investments.

In constructing the Fund’s investment portfolio, the adviser and sub-advisers intend to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature.
Principal Risks
Equity Market Risk: Economic, political, and issuer-specific events will cause the value of securities and, therefore, the value of the Fund’s shares, to rise and fall. Market conditions may affect certain types of securities more than others. As a result, you may lose money on your investment in the Fund and there can be no assurance that the Fund will achieve its investment objective.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Derivatives Risk: The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default). The loss on derivative transactions may substantially exceed the initial investment. In addition, writing and purchasing call and put options are highly specialized activities and the successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies and, for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. The Fund may reduce its holdings of put options resulting in an increased exposure to a market decline.

Illiquid Investments: The Fund invests primarily in publicly traded securities and does not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid except that certain derivative instruments may be illiquid and the Fund’s investment in the unregistered investment company will be treated as illiquid. In addition, liquid securities purchased by the Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices. The Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

Leverage Risk: Investments in futures contracts, forward contracts, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which for taxable years beginning before January 1, 2013 is taxed to noncorporate shareholders at favorable rates. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund, at times, to underperform equity funds that use other investment strategies.
Performance Information
Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Aspiriant Global Equity Trust
Prospectus Date	rr_ProspectusDate	Dec 26, 2012
Aspiriant Risk-Managed Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aspiriant Risk-Managed Global Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated expenses of the Fund for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund also will invest in securities that provide exposure to equity securities (i.e., rights, warrants, futures contracts, swaps, and equity options). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets with greater emphasis on small capitalization and value companies. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S., or (iii) doing a substantial amount of business outside the U.S., which the Fund considers as a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).

In pursuing its investment objective, the Fund seeks to reduce the volatility of its net asset value relative to the MSCI ACWI All Cap Index (the “Index”), protect the value of its assets against periods of severe market stress (often referred to as “tail risk”), and increase its return through systematic strategies. The use of systematic strategies refers to the use of a consistent process based on Models and Data (described below) to invest in securities that have factors expected to outperform the market (e.g., an emphasis on smaller value companies than the general market). The Fund may pursue these goals by employing an options overlay strategy, whereby it writes (sells) call options on a portion of its stock holdings in an effort to enhance returns with premiums received in connection with its option writing activities. The Fund may use this premium income to purchase index put options on equity securities and/or equity indexes that make up the Index. These options will be below the current value of the security or index to reduce the Fund’s exposure to market risk and volatility. The extent of option activity will depend on market conditions and the adviser’s assessment of options positions on the Fund’s stock holdings.

The Fund may also engage in “tail risk” hedging using financial derivatives (including options, swaps, options on swaps, both short and/or long positions) that are expected to increase in value during periods of severe market stress (“tail events”). The Fund seeks to fully hedge the equity portion of the Fund’s investments using derivatives, as noted above, by targeting the range of securities represented in the Index. The ability to fully hedge may depend on the (i) the amount of assets in the Fund, (ii) the commercially available terms of the derivative instruments, (iii) general market conditions, and (iv) estimates of the fees and expenses of the Fund, as determined by the Fund in its sole discretion. To effectuate its strategy, the Fund will invest a portion of its assets in an unregistered investment company that is designed as a risk management product.

In addition, the Fund may invest in other derivative instruments to seek return, hedge against fluctuations in securities prices, interest rates or currency exchange rates, as a substitute for the purchase or sale of securities or currencies, or for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. In particular, the Fund may create long (short) positions in currencies that either offer a higher (lower) yield or that are expected to appreciate (depreciate) relative to other currencies. Permitted derivatives include the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; put and call spreads; equity collars, equity swap agreements, and equity index swap agreements. The Fund’s use of swaps, futures contracts, forward contracts and certain other derivative instruments will have the economic effect of financial leverage. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). The Fund’s investment in derivatives will be no more than 20% of its assets and as otherwise may be limited by applicable law.

Given the complexity of the investments and strategies of the Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to (i) construct sets of transactions and investments by helping to determine the expected returns of securities, (ii) provide risk management insights, and (iii) assist in hedging the Fund’s investments.

In constructing the Fund’s investment portfolio, the adviser and sub-advisers intend to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Equity Market Risk: Economic, political, and issuer-specific events will cause the value of securities and, therefore, the value of the Fund’s shares, to rise and fall. Market conditions may affect certain types of securities more than others. As a result, you may lose money on your investment in the Fund and there can be no assurance that the Fund will achieve its investment objective.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Derivatives Risk: The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default). The loss on derivative transactions may substantially exceed the initial investment. In addition, writing and purchasing call and put options are highly specialized activities and the successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies and, for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. The Fund may reduce its holdings of put options resulting in an increased exposure to a market decline.

Illiquid Investments: The Fund invests primarily in publicly traded securities and does not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid except that certain derivative instruments may be illiquid and the Fund’s investment in the unregistered investment company will be treated as illiquid. In addition, liquid securities purchased by the Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices. The Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

Leverage Risk: Investments in futures contracts, forward contracts, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which for taxable years beginning before January 1, 2013 is taxed to noncorporate shareholders at favorable rates. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund, at times, to underperform equity funds that use other investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	Market conditions may affect certain types of securities more than others. As a result, you may lose money on your investment in the Fund and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Aspiriant Risk-Managed Global Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.34%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	624
Aspiriant Risk-Managed Global Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.34%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
1 Year	rr_ExpenseExampleYear01	252
3 Years	rr_ExpenseExampleYear03	776

[1]	Based on estimated expenses of the Fund for the current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Aspiriant Global Equity Trust
Prospectus Date	rr_ProspectusDate	Dec 26, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012